Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2025 USD ($) oz	Dec. 31, 2024 USD ($) oz	Dec. 31, 2023 USD ($) oz	Dec. 31, 2022 USD ($) oz	Dec. 31, 2021 USD ($) oz
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

					Value of Initial Fixed $100 Investment Based on:
	Summary Compensation Table Total for CEO(1)	Compensation Actually Paid to CEO(2)	Average Summary Compensation Table Total Paid to Non-CEO NEOs(1)	Average Compensation Actually Paid to Non-CEO NEOs(2)	Cumulative Total Shareholder Return(3)	Peer Group Total Shareholder Return(4)	Net Income	Gold-Equivalent Ounces Produced(5)
Year	($)	($)	($)	($)	($)	($)	($)	(#)
2025	7,563,241	23,819,845	3,001,492	7,775,513	114.41	261.46	362,417,000	447,207
2024	5,115,709	2,491,644	1,944,919	1,264,848	36.33	94.21	(352,582,000)	399,267
2023	5,285,606	(149,067)	1,968,184	300,972	56.16	77.54	(120,225,000)	706,894
2022	4,610,900	787,873	2,395,370	1,306,548	80.17	68.90	210,428,000	623,819
2021	5,572,402	1,379,663	1,945,563	826,874	89.08	78.62	425,922,000	794,456
____________________

Company Selected Measure Name	gold-equivalent ounces produced
Named Executive Officers, Footnote	The table below clarifies which NEOs were used to calculate the CEO and Non-CEO NEOs amounts:

	2021	2022	2023	2024	2025
CEO	Mr. Rod Antal	Mr. Rod Antal	Mr. Rod Antal	Mr. Rod Antal	Mr. Rod Antal
Non-CEO NEOs	Mr. Michael Sparks Mr. F. Edward Farid Ms. Alison White Mr. Stewart Beckman	Mr. Michael Sparks Mr. F. Edward Farid Ms. Alison White Mr. Stewart Beckman	Mr. Michael Sparks Mr. Bill MacNevin Mr. F. Edward Farid Ms. Alison White	Mr. Michael Sparks Mr. Bill MacNevin Mr. F. Edward Farid Mr. John Ebbett	Mr. Michael Sparks Mr. Bill MacNevin Mr. F. Edward Farid Mr. John Ebbett

Peer Group Issuers, Footnote	The peer group for each listed fiscal year consists of the companies identified as our compensation benchmarking peer group, as reported in the Compensation Discussion & Analysis in each applicable proxy statement for the subject fiscal years. For 2021 the companies include Agnico Eagle Mines Limited, Alamos Gold Inc., B2Gold Corp., Centerra Gold Inc., Eldorado Gold Corporation, Endeavour Mining plc, Hecla Mining Company, IAMGOLD Corporation, Kinross Gold Corporation, Kirkland Lake Gold Ltd, Newcrest Mining Limited, OceanaGold Corporation, Pan American Silver Cop. and Yamana Gold Inc. For 2022, all of these companies are included except Kirkland Lake Gold Ltd, which was removed due to its acquisition by Agnico Eagle Mines Limited and replaced by Equinox Gold Corp. For 2023, all of the 2022 peer group companies are included except Yamana Gold Inc., which was removed due to its becoming a private company and replaced by Coeur Mining Inc. For 2024, we removed Agnico Eagle Mines Limited and Kinross Gold Corporation, both of which were determined to no longer align with the Company’s size and operational characteristics, and Newcrest Mining Limited, which was acquired by Newmont Corporation. In place of the removed companies, we added Dundee Precious Metals Inc. (n/k/a DPM Metals Inc.), Hudbay Minerals Inc., and Lundin Gold Inc. to our 2024 peer group. We made no additional changes to the peer group for 2025.
PEO Total Compensation Amount	$ 7,563,241	$ 5,115,709	$ 5,285,606	$ 4,610,900	$ 5,572,402
PEO Actually Paid Compensation Amount	$ 23,819,845	2,491,644	(149,067)	787,873	1,379,663
Adjustment To PEO Compensation, Footnote	CAP, as required under SEC rules, reflects adjusted values of unvested and vested equity awards during the years shown in the table based on year-end share prices, various accounting valuation assumptions, and projected performance modifiers, but does not reflect actual amounts paid out for those awards. CAP generally fluctuates due to stock price achievement and varying levels of projected and actual achievement of performance goals. For a discussion of the methodology and calculation of NEO pay each year, please see the “Compensation Discussion and Analysis” section of this Proxy Statement and that of years prior. The Summary Compensation Table totals reported for the CEO and the average of the Non-CEO NEOs for each year were subject to the following adjustments, as computed in accordance with Item 402(v) of Regulation S-K, to calculate CAP:

	CEO		Non-CEO NEOs Averages
	2025		2025
Total Compensation as reported in Summary Compensation Table (SCT)	7,563,241		3,001,492
Pension values reported in SCT(a)	—		—
Fair value of equity awards granted during fiscal year	3,225,000	(b)	993,125	(b)
Change in fair value of equity awards granted in current year: change in value of awards from time of grant to end of year-end	7,087,450		2,182,542
Change in fair value of awards that vested during current fiscal year: change in value of awards from end of prior fiscal year to vest date	1,689,436		442,219
Change in fair value of awards that were unvested at end of current fiscal year: change in value of awards from end of prior fiscal year to end of current fiscal year	10,704,718		3,142,385
Dividends or other earnings paid on stock awards in the covered fiscal year prior to the vesting date that are not otherwise included in the total compensation for the covered fiscal year	—		—
Fair value of awards forfeited in current fiscal year determined at end of prior fiscal year	—		—
Compensation Actually Paid	23,819,845		7,775,513
____________________
(a) The Company does not offer a pension plan or nonqualified deferred compensation to its employees, including NEOs. As such, no adjustment was needed with respect to pensions and nonqualified deferred compensation.
(b) Market value at the time of grant was $4.36 for each share, which is the 30-day volume weighted average price ("VWAP") on the Nasdaq as of March 28, 2024.

Non-PEO NEO Average Total Compensation Amount	$ 3,001,492	1,944,919	1,968,184	2,395,370	1,945,563
Non-PEO NEO Average Compensation Actually Paid Amount	$ 7,775,513	1,264,848	300,972	1,306,548	826,874
Adjustment to Non-PEO NEO Compensation Footnote	CAP, as required under SEC rules, reflects adjusted values of unvested and vested equity awards during the years shown in the table based on year-end share prices, various accounting valuation assumptions, and projected performance modifiers, but does not reflect actual amounts paid out for those awards. CAP generally fluctuates due to stock price achievement and varying levels of projected and actual achievement of performance goals. For a discussion of the methodology and calculation of NEO pay each year, please see the “Compensation Discussion and Analysis” section of this Proxy Statement and that of years prior. The Summary Compensation Table totals reported for the CEO and the average of the Non-CEO NEOs for each year were subject to the following adjustments, as computed in accordance with Item 402(v) of Regulation S-K, to calculate CAP:

	CEO		Non-CEO NEOs Averages
	2025		2025
Total Compensation as reported in Summary Compensation Table (SCT)	7,563,241		3,001,492
Pension values reported in SCT(a)	—		—
Fair value of equity awards granted during fiscal year	3,225,000	(b)	993,125	(b)
Change in fair value of equity awards granted in current year: change in value of awards from time of grant to end of year-end	7,087,450		2,182,542
Change in fair value of awards that vested during current fiscal year: change in value of awards from end of prior fiscal year to vest date	1,689,436		442,219
Change in fair value of awards that were unvested at end of current fiscal year: change in value of awards from end of prior fiscal year to end of current fiscal year	10,704,718		3,142,385
Dividends or other earnings paid on stock awards in the covered fiscal year prior to the vesting date that are not otherwise included in the total compensation for the covered fiscal year	—		—
Fair value of awards forfeited in current fiscal year determined at end of prior fiscal year	—		—
Compensation Actually Paid	23,819,845		7,775,513
____________________
(a) The Company does not offer a pension plan or nonqualified deferred compensation to its employees, including NEOs. As such, no adjustment was needed with respect to pensions and nonqualified deferred compensation.
(b) Market value at the time of grant was $4.36 for each share, which is the 30-day volume weighted average price ("VWAP") on the Nasdaq as of March 28, 2024.

Compensation Actually Paid vs. Total Shareholder Return
The charts below reflect the relationship between the CEO and the average Non-CEO NEO CAP and the performance measures shown in the pay versus performance table for the reporting years:

(Company Selected Measure)

In 2025, the Company’s strong share price performance—reflecting a 215% year‑over‑year increase—resulted in higher values for all vested and outstanding equity awards held by our NEOs. The increase in CAP for 2024 primarily reflects the change in value of equity awards granted on April 1, 2024, which were issued at a share price of $4.36 and valued at year‑end using a fair value of $6.96, while all other outstanding or vested awards declined in value during the year.

Compensation Actually Paid vs. Net Income
The charts below reflect the relationship between the CEO and the average Non-CEO NEO CAP and the performance measures shown in the pay versus performance table for the reporting years:

(Company Selected Measure)

In 2025, the Company’s strong share price performance—reflecting a 215% year‑over‑year increase—resulted in higher values for all vested and outstanding equity awards held by our NEOs. The increase in CAP for 2024 primarily reflects the change in value of equity awards granted on April 1, 2024, which were issued at a share price of $4.36 and valued at year‑end using a fair value of $6.96, while all other outstanding or vested awards declined in value during the year.

Compensation Actually Paid vs. Company Selected Measure
The charts below reflect the relationship between the CEO and the average Non-CEO NEO CAP and the performance measures shown in the pay versus performance table for the reporting years:

(Company Selected Measure)

In 2025, the Company’s strong share price performance—reflecting a 215% year‑over‑year increase—resulted in higher values for all vested and outstanding equity awards held by our NEOs. The increase in CAP for 2024 primarily reflects the change in value of equity awards granted on April 1, 2024, which were issued at a share price of $4.36 and valued at year‑end using a fair value of $6.96, while all other outstanding or vested awards declined in value during the year.

Total Shareholder Return Vs Peer Group
The charts below reflect the relationship between the CEO and the average Non-CEO NEO CAP and the performance measures shown in the pay versus performance table for the reporting years:

(Company Selected Measure)

In 2025, the Company’s strong share price performance—reflecting a 215% year‑over‑year increase—resulted in higher values for all vested and outstanding equity awards held by our NEOs. The increase in CAP for 2024 primarily reflects the change in value of equity awards granted on April 1, 2024, which were issued at a share price of $4.36 and valued at year‑end using a fair value of $6.96, while all other outstanding or vested awards declined in value during the year.

Tabular List, Table

Measure	Nature	Explanation
Gold-Equivalent Ounces Produced	Financial measure	Actual gold and gold-equivalent ounces produced.
Cost of Sales	Financial measure	The total of all costs associated with producing gold and gold-equivalent ounces, and does not include depreciation, depletion and amortization. The Company uses cost of sales as the GAAP equivalent to the non-GAAP metric all-in sustaining costs (AISC).
Relative TSR	Financial measure	Total shareholder return relative to the Company's peer group.
Return on Invested Capital	Financial measure	The rate of return on cash invested in the Company’s business.

Total Shareholder Return Amount	$ 114.41	36.33	56.16	80.17	89.08
Peer Group Total Shareholder Return Amount	261.46	94.21	77.54	68.90	78.62
Net Income (Loss)	$ 362,417,000	$ (352,582,000)	$ (120,225,000)	$ 210,428,000	$ 425,922,000
Company Selected Measure Amount | oz	447,207	399,267	706,894	623,819	794,456
PEO Name	Mr. Rod Antal	Mr. Rod Antal	Mr. Rod Antal	Mr. Rod Antal	Mr. Rod Antal
Additional 402(v) Disclosure
As required by Section 953(a) of the Dodd-Frank Act and Item 402(v) of Regulation S-K, the following table summarizes the compensation of our CEO, and the average compensation of the other NEOs (“Non-CEO NEOs”), as reported in the Summary Compensation Table, as well as their “compensation actually paid” (“CAP”) as calculated pursuant to recently adopted SEC rules and certain performance measures required by the rules.

The Compensation Committee did not consider the pay versus performance disclosure below in making its compensation decisions for any of the years shown. For further information concerning our “pay-for-performance” compensation philosophy and greater detail on the elements of our executive compensation program, please see the “Compensation Discussion and Analysis” section of this Proxy Statement.
	The Cumulative Total Shareholder Return is based on SSR Mining's Nasdaq trading volume.
Measure:: 1
Pay vs Performance Disclosure
Name	Gold-Equivalent Ounces Produced
Non-GAAP Measure Description	The Company has identified gold-equivalent ounces produced as the company-selected measure, as it represents the most important financial performance measure used to link NEO CAP to the Company’s performance.
Measure:: 2
Pay vs Performance Disclosure
Name	Cost of Sales
Measure:: 3
Pay vs Performance Disclosure
Name	Relative TSR
Measure:: 4
Pay vs Performance Disclosure
Name	Return on Invested Capital
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (3,225,000)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	7,087,450
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	10,704,718
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,689,436
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(993,125)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,182,542
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	3,142,385
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	442,219
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0